Acquisitions (Details) - USD ($) $ in Thousands	Mar. 01, 2027	Mar. 01, 2026
Acquisitions [Line Items]
Deferred tax liability		$ 6,225
Cash consideration paid		15,293
Direct transaction costs		341
Net liabilities acquired		76
Gross intangible asset		$ 23,490
Forecast [Member]
Acquisitions [Line Items]
Deferred consideration	$ 1,707
SCG Canada Inc [Member]
Acquisitions [Line Items]
Percentage of acquisition		100.00%
Deferred tax liability		$ 17,265